Deferred Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Taxation
23.	DEFERRED TAXATION

The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	UNITED STATES DOLLAR
	2017	2016 Restated[1]

Liabilities
- Mining assets	1,014.1	966.3
- Investment in environmental trust funds	3.4	2.8
- Inventories	12.1	13.7
- Unremitted earnings	9.1	—
- Other	12.6	3.5

Liabilities	1,051.3	986.3

Assets
- Provisions	(108.4)	(100.8)
- Tax losses	(69.1)	(54.7)
- Unredeemed capital expenditure	(491.9)	(420.9)

Assets	(669.4)	(576.4)

Net deferred taxation liabilities	381.9	409.9

Included in the statement of financial position as follows:
Deferred taxation assets	(72.0)	(48.7)
Deferred taxation liabilities	453.9	458.6

Net deferred taxation liabilities	381.9	409.9

Balance at beginning of the year	409.9	428.1
Recognised in profit or loss - continuing operations	(31.5)	(14.7)
Recognised in profit or loss - discontinued operations	3.4	0.1
Translation adjustment	0.1	(3.6)

Balance at end of the year	381.9	409.9

[1]	Refer note 40 for further details.